SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
2025	$ 778,706
2026	359,090
2027	161,932
2028	97,334
Thereafter
Total minimum lease payments	1,397,062
Less: present value discount	(52,224)
Present value of minimum lease payments	$ 1,344,838	$ 1,322,910